                                                                      [ACI LOGO]
American Century Asset Allocation Portfolios, Inc.
PROSPECTUS SUPPLEMENT

LIVESTRONG(TM) INCOME PORTFOLIO * LIVESTRONG(TM) 2015 PORTFOLIO
LIVESTRONG(TM) 2020 PORTFOLIO * LIVESTRONG(TM) 2025 PORTFOLIO
LIVESTRONG(TM) 2030 PORTFOLIO * LIVESTRONG(TM) 2035 PORTFOLIO
LIVESTRONG(TM) 2040 PORTFOLIO * LIVESTRONG(TM) 2045 PORTFOLIO
LIVESTRONG(TM) 2050 PORTFOLIO * ONE CHOICE PORTFOLIO®: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO®: CONSERVATIVE * ONE CHOICE PORTFOLIO®: MODERATE
ONE CHOICE PORTFOLIO®: AGGRESSIVE * ONE CHOICE PORTFOLIO®: VERY AGGRESSIVE

Supplement dated January 8, 2009 * Prospectuses dated December 1, 2008

THE FOLLOWING  ENTRY IS ADDED TO THE SECTION The Fund  Management  Team ON PAGES
21-22 OF THE LIVESTRONG  Portfolios PROSPECTUS AND PAGES 15-16 OF THE One Choice
Portfolios PROSPECTUS.

ENRIQUE CHANG

Mr. Chang,  Executive Vice President and Chief  Investment  Officer,  has been a member of the team that manages the funds since January 2009. He joined American
Century  Investments  in 2006.  Prior to  joining  the  company,  he  served  as
President and Chief Investment Officer of Munder Capital Management from 2002 to
2006. Mr. Chang has a bachelor's degree in mathematics from Fairleigh  Dickinson
University,  and  a  master's  degree  in  finance/quantitative  analysis  and a master's degree in statistics and operations research from New York University.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63975   0901

                                                                      [ACI LOGO]
American Century Asset Allocation Portfolios, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

LIVESTRONG(TM) INCOME PORTFOLIO * LIVESTRONG(TM) 2015 PORTFOLIO
LIVESTRONG(TM) 2020 PORTFOLIO * LIVESTRONG(TM) 2025 PORTFOLIO
LIVESTRONG(TM) 2030 PORTFOLIO * LIVESTRONG(TM) 2035 PORTFOLIO
LIVESTRONG(TM) 2040 PORTFOLIO * LIVESTRONG(TM) 2045 PORTFOLIO
LIVESTRONG(TM) 2050 PORTFOLIO * ONE CHOICE PORTFOLIO®: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO®: CONSERVATIVE * ONE CHOICE PORTFOLIO®: MODERATE
ONE CHOICE PORTFOLIO®: AGGRESSIVE * ONE CHOICE PORTFOLIO®: VERY AGGRESSIVE

Supplement  dated  January 8, 2009 * Statement of Additional  Information  dated
December 1, 2008

THE  FOLLOWING  ENTRY IS ADDED TO THE Accounts  Managed  TABLE ON PAGE 43 OF THE
STATEMENT OF ADDITIONAL INFORMATION.  THIS INFORMATION IS PROVIDED AS OF JANUARY
6, 2009.

                            REGISTERED INVESTMENT
                            COMPANIES (E.G.,         OTHER POOLED          OTHER ACCOUNTS (E.G.,
                            AMERICAN CENTURY         INVESTMENT VEHICLES   SEPARATE ACCOUNTS AND
                            INVESTMENTS FUNDS        (E.G., COMMINGLED     CORPORATE ACCOUNTS,
                            AND AMERICAN CENTURY     TRUSTS AND 529        INCLUDING INCUBATION
                            INVESTMENTS-SUBADVISED   EDUCATION             STRATEGIES AND
                            FUNDS)                   SAVINGS PLANS)        CORPORATE MONEY)
 -----------------------------------------------------------------------------------------------
 Enrique Chang  Number of
                Accounts           17                     41                0
                --------------------------------------------------------------------------------
                Assets      $5,316,779,222(1)        $1,748,613,300         N/A
 -----------------------------------------------------------------------------------------------

(1)  INCLUDES  $139,333,224  IN LIVESTRONG  INCOME  PORTFOLIO,  $262,351,042  IN
     LIVESTRONG  2015  PORTFOLIO,  $102,880,296  IN LIVESTRONG  2020  PORTFOLIO,
     $365,694,922 IN LIVESTRONG  2025 PORTFOLIO,  $75,968,858 IN LIVESTRONG 2030
     PORTFOLIO,  $194,363,731  IN  LLIVESTRONG  2035  PORTFOLIO,  $22,433,654 IN
     LIVESTRONG  2040  PORTFOLIO,  $103,125,910  IN LIVESTRONG  2045  PORTFOLIO,
     $2,832,822  IN  LIVESTRONG  2050  PORTFOLIO,   $92,289,988  IN  ONE  CHOICE
     PORTFOLIO:  VERY  CONSERVATIVE,   $237,326,632  IN  ONE  CHOICE  PORTFOLIO:
     CONSERVATIVE,  $500,086,502 IN ONE CHOICE PORTFOLIO: MODERATE, $310,404,611
     IN ONE  CHOICE  PORTFOLIO:  AGGRESSIVE,  AND  $126,951,485  IN  ONE  CHOICE
     PORTFOLIO: VERY AGGRESSIVE.

THE FOLLOWING  ENTRIES ARE ADDED TO THE Ownership of Securities  TABLES ON PAGES
46-47 OF THE STATEMENT OF ADDITIONAL  INFORMATION.  THIS INFORMATION IS PROVIDED
AS OF JANUARY 6, 2009.

OWNERSHIP OF SECURITIES(1)
------------------------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO
       Enrique Chang                          E
------------------------------------------------------------------------------------------
LIVESTRONG 2020 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------

OWNERSHIP OF SECURITIES(1)
------------------------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
------------------------------------------------------------------------------------------
LIVESTRONG 2030 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2040 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
LIVESTRONG 2050 PORTFOLIO
       Enrique Chang                          A
------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
       Enrique Chang                          A
------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE
       Enrique Chang                          A
------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE
       Enrique Chang                          A
------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE
       Enrique Chang                          A
------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
       Enrique Chang                          A
------------------------------------------------------------------------------------------

(1)  THESE PORTFOLIO MANAGERS SERVE ON AN INVESTMENT TEAM THAT OVERSEES A NUMBER
     OF FUNDS IN THE SAME BROAD  INVESTMENT  CATEGORY  AND ARE NOT  EXPECTED  TO
     INVEST IN EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63977   0901